Eaton Vance

Government Opportunities Fund

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 8.6%

Security	Principal Amount (000’s omitted)	Value
KKR SFR Warehouse Participation, 3.55%, (30-day average SOFR + 3.50%), 12/13/23(1)	$1,363	$1,363,499
Mello Warehouse Securitization Trust, Series 2020-2, Class F, 3.358%, (1 mo. USD LIBOR + 3.25%), 11/25/53(1)(2)	5,500	5,551,389
NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 3.358%, (1 mo. USD LIBOR + 3.25%), 5/25/55(1)(2)	4,400	4,432,993
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(2)	401	394,835
Series 2021-GNT1, Class A, 3.474%, 11/25/26(2)	4,702	4,655,543
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 2.958%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	4,000	4,009,343
Series 2018-GT2, Class A, 2.758%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	430	431,060
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class F, 4.608%, (1 mo. USD LIBOR + 4.50%), 2/25/55(1)(2)	2,000	1,992,200
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(2)(3)	9,985	9,856,411
VM Pronto SFR Warehouse Participation, 3.60%, (30-day average SOFR + 3.55%), 9/3/24(1)	5,433	5,433,324

Total Asset-Backed Securities (identified cost $38,114,289)		$38,120,597

Collateralized Mortgage Obligations — 37.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$10	$10,372
Series 1822, Class Z, 6.90%, 3/15/26	100	106,788
Series 1829, Class ZB, 6.50%, 3/15/26	19	19,594
Series 1896, Class Z, 6.00%, 9/15/26	42	44,961
Series 2075, Class PH, 6.50%, 8/15/28	32	34,865
Series 2091, Class ZC, 6.00%, 11/15/28	96	104,035
Series 2102, Class Z, 6.00%, 12/15/28	26	27,204
Series 2115, Class K, 6.00%, 1/15/29	222	237,845
Series 2142, Class Z, 6.50%, 4/15/29	61	65,001
Series 4039, Class ME, 2.00%, 12/15/40	25	25,513
Series 4107, Class SA, 2.513%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(4)	534	509,081
Series 4107, Class SB, 2.513%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(4)	265	253,078
Series 4107, Class SC, 2.513%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(4)	636	606,881

Security	Principal Amount (000’s omitted)		Value
Series 4107, Class SD, 2.513%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(4)	$475		$453,314
Series 4204, Class AF, 1.102%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	566		541,981
Series 4212, Class NS, 5.273%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(4)	308		358,404
Series 4259, Class UE, 2.50%, 5/15/43	522		530,847
Series 4623, Class SK, 3.499%, (3.57% - 1 mo. USD LIBOR x 0.71), 10/15/46(4)	399		380,368
Series 4938, Class KZ, 2.50%, 12/25/49	623		530,745
Series 4999, Class C, 2.00%, 6/25/50	83		82,744
Series 5003, Class AZ, 2.50%, 8/25/50	25		25,324
Series 5007, Class PZ, 3.00%, 7/25/50	10		10,370
Series 5009, Class ZN, 3.50%, 7/25/50	1,152		1,151,999
Series 5020, Class EZ, 2.00%, 10/25/50	1,182		1,142,254
Series 5021, Class CZ, 2.00%, 10/25/50	282		284,502
Series 5021, Class NZ, 2.00%, 10/25/50	839		826,370
Series 5028, Class AZ, 2.00%, 10/25/50	241		242,318
Series 5028, Class TZ, 2.00%, 10/25/50	1,100		1,072,200
Series 5028, Class ZT, 2.00%, 10/25/50	778		775,439
Series 5031, Class Z, 2.50%, 10/25/50	1		526
Series 5035, Class AZ, 2.00%, 11/25/50	1,135		1,112,107
Series 5035, Class ZK, 2.50%, 11/25/50	1,376		1,395,160
Series 5035, Class ZT, 2.00%, 10/25/50	789		789,550
Series 5039, Class ZJ, 2.00%, 11/25/50	116		116,996
Series 5040, Class TZ, 2.50%, 11/25/50	242		236,865
Series 5042, Class PZ, 2.00%, 11/25/50	2,224		2,235,294
Series 5058, Class ZH, 3.00%, 5/25/50	401		405,920
Series 5071, Class CS, 3.25%, (3.30% - 30-day average SOFR), 2/25/51(4)	1,435		1,278,566
Series 5072, Class ZU, 2.50%, 2/25/51	469		472,518
Series 5083, Class ZW, 2.50%, 3/25/51	665		672,354
Series 5090, Class PZ, 2.50%, 3/25/51	392		397,706
Series 5093, Class Z, 3.00%, 1/25/51	0	(5)	61
Series 5101, Class EZ, 2.00%, 3/25/51	529		516,088
Series 5104, Class WZ, 3.00%, 4/25/51	222		220,172
Series 5114, Class ZH, 3.00%, 5/25/51	891		893,153
Series 5123, Class JZ, 2.00%, 7/25/51	327		326,998
Series 5124, Class HZ, 3.00%, 7/25/51	653		650,054
Series 5129, Class HZ, 1.25%, 4/25/50	458		457,723
Series 5129, Class TZ, 2.50%, 8/25/51	1,063		1,068,660
Series 5131, Class QZ, 3.00%, 7/25/51	641		633,404
Series 5132, Class LZ, 2.50%, 8/25/51	1,344		1,340,399
Series 5135, Class MZ, 2.50%, 8/25/51	2,314		2,298,013
Series 5136, Class ZJ, 2.50%, 8/25/51	2,605		2,577,288
Series 5139, Class DZ, 2.50%, 9/25/51	1,746		1,730,611
Series 5141, Class ZJ, 2.50%, 9/25/51	2,240		2,220,844
Series 5144, Class Z, 2.50%, 9/25/51	4,888		4,893,485
Series 5148, Class AZ, 2.50%, 10/25/51	3,257		3,183,560
Series 5150, Class ZJ, 2.50%, 10/25/51	1,840		1,800,419
Series 5150, Class ZN, 2.50%, 10/25/51	356		351,014
Series 5159, Class ZP, 3.00%, 11/25/51	726		730,199
Series 5159, Class ZT, 3.00%, 11/25/51	933		930,613
Series 5160, Class ZY, 3.00%, 10/25/50	3,252		3,232,003

Security	Principal Amount (000’s omitted)	Value
Series 5163, Class Z, 3.00%, 11/25/51	$1,101	$1,103,167
Series 5166, Class ZN, 3.00%, 9/25/50	1,845	1,849,382
Series 5168, Class MZ, 3.00%, 10/25/51	1,480	1,476,914
Interest Only:(6)
Series 362, Class C12, 4.00%, 12/15/47	2,758	462,473
Series 4676, Class DI, 4.00%, 7/15/44	146	230
Series 4749, Class IL, 4.00%, 12/15/47	1,061	155,070
Series 4756, Class KI, 4.00%, 1/15/48	1,184	168,480
Series 4767, Class IM, 4.00%, 5/15/45	216	793
Series 4768, Class IO, 4.00%, 3/15/48	847	120,457
Series 4772, Class PI, 4.00%, 1/15/48	1,255	178,582
Series 4791, Class JI, 4.00%, 5/15/48	1,690	227,834
Series 4966, Class SY, 5.942%, (6.05% - 1 mo. USD LIBOR), 4/25/50(4)	2,724	496,291
Series 5008, Class IE, 2.00%, 9/25/50	9,703	1,093,508
Series 5010, Class I, 2.00%, 9/25/50	3,862	470,727
Series 5010, Class IN, 2.00%, 9/25/50	4,301	489,210
Series 5010, Class NI, 2.00%, 9/25/50	3,232	393,155
Series 5016, Class UI, 2.00%, 9/25/50	3,143	378,167
Series 5017, Class DI, 2.00%, 9/25/50	5,500	661,793
Series 5022, Class AI, 2.00%, 10/25/50	4,122	523,019
Series 5024, Class CI, 2.00%, 10/25/50	9,461	1,141,462
Series 5025, Class GI, 2.00%, 10/25/50	1,316	164,778
Series 5028, Class TI, 2.00%, 10/25/50	1,736	174,733
Series 5038, Class DI, 2.00%, 11/25/50	8,637	1,050,540
Series 5051, Class S, 3.55%, (3.60% - 30-day average SOFR), 12/25/50(4)	4,858	536,226
Series 5070, Class CI, 2.00%, 2/25/51	9,062	1,066,626
Principal Only:(7)
Series 246, Class PO, 0.00%, 5/15/37	1,657	1,523,799
Series 3435, Class PO, 0.00%, 4/15/38	1,581	1,405,405
Series 4239, Class OU, 0.00%, 7/15/43	334	245,638

		$67,181,179

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class M2, 3.858%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	$1,076	$1,082,736
Series 2020-HQA4, Class M2, 3.258%, (1 mo. USD LIBOR + 3.15%), 9/25/50(1)(2)	3,228	3,248,898

		$4,331,634

Federal National Mortgage Association:
Series 1993-16, Class Z, 7.50%, 2/25/23	$7	$7,461
Series 1993-39, Class Z, 7.50%, 4/25/23	26	26,660
Series 1993-45, Class Z, 7.00%, 4/25/23	27	27,589
Series 1993-149, Class M, 7.00%, 8/25/23	15	16,105
Series 1993-178, Class PK, 6.50%, 9/25/23	32	33,050
Series 1994-40, Class Z, 6.50%, 3/25/24	46	48,154
Series 1994-42, Class K, 6.50%, 4/25/24	185	193,798
Series 1994-82, Class Z, 8.00%, 5/25/24	53	55,553
Series 2000-49, Class A, 8.00%, 3/18/27	92	101,264
Series 2001-81, Class HE, 6.50%, 1/25/32	252	281,522
Series 2002-1, Class G, 7.00%, 7/25/23	17	17,486

Security	Principal Amount (000’s omitted)	Value
Series 2012-133, Class WS, 3.707%, (3.79% - 1 mo. USD LIBOR x 0.83), 12/25/42(4)	$360	$395,108
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,533	1,441,764
Series 2013-6, Class TY, 1.50%, 2/25/43	795	725,997
Series 2013-58, Class SC, 5.838%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(4)	340	361,858
Series 2018-18, Class QD, 4.50%, 5/25/45	148	148,079
Series 2020-45, Class MA, 3.114%, (3.20% - 1 mo. USD LIBOR x 0.80), 6/25/43(4)	233	240,929
Series 2020-63, Class ZN, 3.00%, 9/25/50	226	225,595
Series 2021-3, Class ZH, 2.50%, 2/25/51	233	241,881
Series 2021-14, Class GZ, 2.50%, 3/25/51	219	219,677
Series 2021-40, Class ZB, 3.00%, 6/25/51	604	608,278
Series 2021-42, Class ZD, 3.00%, 11/25/50	685	683,736
Series 2021-45, Class ZD, 3.00%, 7/25/51	388	388,883
Series 2021-52, Class JZ, 2.50%, 8/25/51	2,066	2,084,418
Series 2021-54, Class HZ, 2.50%, 6/25/51	1,115	1,126,693
Series 2021-54, Class ZJ, 2.50%, 8/25/51	3,582	3,572,802
Series 2021-56, Class HZ, 2.50%, 9/25/51	2,694	2,681,602
Series 2021-56, Class LZ, 2.50%, 9/25/51	3,499	3,437,381
Series 2021-56, Class YZ, 2.50%, 9/25/51	1,260	1,249,158
Series 2021-66, Class JZ, 2.50%, 10/25/51	1,585	1,574,820
Series 2021-77, Class WZ, 3.00%, 8/25/50	133	132,726
Series 2021-77, Class Z, 3.00%, 5/25/51	928	917,342
Series 2021-79, Class Z, 3.00%, 11/25/51	1,006	1,007,238
Series 2021-95, Class ZC, 3.00%, 8/25/51	887	885,851
Interest Only:(6)
Series 2017-66, Class TI, 0.05%, (6.05% - 1 mo. USD LIBOR, 0.05% cap), 10/25/42(4)	16,692	53,379
Series 2018-21, Class IO, 3.00%, 4/25/48	3,119	419,644
Series 2019-1, Class SA, 5.292%, (5.40% - 1 mo. USD LIBOR), 2/25/49(4)	2,265	250,552
Series 2020-23, Class SP, 5.942%, (6.05% - 1 mo. USD LIBOR), 2/25/50(4)	2,849	539,387
Series 2020-45, Class HI, 2.50%, 7/25/50	4,037	524,574
Series 2020-45, Class IJ, 2.50%, 7/25/50	6,646	869,974
Series 2020-72, Class DI, 2.00%, 10/25/50	4,208	523,918
Series 2020-72, Class IA, 2.00%, 10/25/50	3,095	359,229
Series 2020-73, Class NI, 2.00%, 10/25/50	4,981	630,055
Series 2021-4, Class AI, 2.00%, 12/25/49	10,465	1,056,115
Series 2021-10, Class EI, 2.00%, 3/25/51	4,134	451,221
Principal Only:(7)
Series 379, Class 1, 0.00%, 5/25/37	1,080	958,788
Series 2014-9, Class DO, 0.00%, 2/25/43	521	453,606
Series 2014-17, Class PO, 0.00%, 4/25/44	1,437	1,206,866

		$33,457,766

Government National Mortgage Association:
Series 2016-168, Class JS, 4.35%, (4.46% - 1 mo. USD LIBOR x 1.12), 11/20/46(4)	$256	$258,674
Series 2017-137, Class AF, 0.604%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	1,448	1,463,347
Series 2020-84, Class BZ, 2.50%, 6/20/50	1,733	1,774,500
Series 2020-134, Class QY, 2.00%, 9/20/50	22	22,190
Series 2021-1, Class ZD, 3.00%, 1/20/51	228	227,418
Series 2021-24, Class EZ, 2.50%, 1/20/51	806	796,913
Series 2021-24, Class KZ, 2.50%, 2/20/51	405	399,817
Series 2021-25, Class JZ, 2.50%, 2/20/51	535	537,602

Security	Principal Amount (000’s omitted)	Value
Series 2021-49, Class VZ, 2.50%, 3/20/51	$271	$271,706
Series 2021-77, Class ZG, 3.00%, 7/20/50	220	220,121
Series 2021-97, Class MZ, 3.00%, 8/20/50	421	421,212
Series 2021-97, Class ZC, 3.00%, 8/20/50	1,094	1,096,060
Series 2021-105, Class MZ, 3.00%, 6/20/51	896	888,713
Series 2021-114, Class JZ, 3.00%, 6/20/51	695	694,765
Series 2021-118, Class EZ, 2.50%, 7/20/51	1,423	1,393,161
Series 2021-118, Class JZ, 2.50%, 7/20/51	3,735	3,641,562
Series 2021-119, Class HZ, 2.50%, 7/20/51	374	365,814
Series 2021-121, Class CZ, 3.00%, 7/20/51	1,631	1,638,055
Series 2021-121, Class ZE, 2.50%, 7/20/51	621	611,904
Series 2021-122, Class ZL, 2.50%, 7/20/51	2,006	2,017,162
Series 2021-131, Class ZN, 3.00%, 7/20/51	374	374,191
Series 2021-136, Class WZ, 3.00%, 8/20/51	1,530	1,562,344
Series 2021-136, Class Z, 2.50%, 8/20/51	2,405	2,389,973
Series 2021-137, Class GZ, 2.50%, 8/20/51	2,953	2,903,550
Series 2021-138, Class Z, 2.50%, 8/20/51	1,451	1,448,321
Series 2021-139, Class UZ, 3.00%, 8/20/51	1,485	1,530,524
Series 2021-139, Class ZJ, 2.50%, 8/20/51	3,061	3,044,630
Series 2021-142, Class KZ, 3.00%, 8/20/51	95	94,856
Series 2021-154, Class ZC, 2.50%, 9/20/51	974	943,229
Series 2021-154, Class ZL, 3.00%, 9/20/51	943	955,551
Series 2021-156, Class GZ, 3.00%, 9/20/51	1,828	1,816,237
Series 2021-159, Class ZJ, 2.50%, 9/20/51	1,467	1,418,748
Series 2021-159, Class ZP, 2.00%, 9/20/51	1,360	1,267,822
Series 2021-160, Class NZ, 3.00%, 9/20/51	2,903	2,903,590
Series 2021-175, Class DZ, 3.00%, 10/20/51	2,276	2,280,265
Series 2021-177, Class DZ, 3.00%, 10/20/51	878	869,185
Series 2021-177, Class JZ, 3.00%, 10/20/51	700	695,901
Series 2021-214, Class LZ, 3.00%, 12/20/51	1,002	1,001,289
Interest Only:(6)
Series 2013-66, Class IE, 0.05%, (6.75% - 1 mo. USD LIBOR, 0.05% cap), 7/20/42(4)	8,443	26,786
Series 2014-94, Class IC, 0.10%, (6.40% - 1 mo. USD LIBOR, 0.10% cap), 9/20/35(4)	12,984	59,557
Series 2014-100, Class VI, 0.15%, (6.60% - 1 mo. USD LIBOR, 0.15% cap), 5/20/40(4)	5,143	34,838
Series 2014-139, Class BI, 0.25%, (6.65% - 1 mo. USD LIBOR, 0.25% cap), 11/20/37(4)	5,959	48,610
Series 2018-127, Class SG, 6.146%, (6.25% - 1 mo. USD LIBOR), 9/20/48(4)	4,477	570,673
Series 2019-27, Class SA, 5.946%, (6.05% - 1 mo. USD LIBOR), 2/20/49(4)	3,414	503,471
Series 2019-38, Class SQ, 5.946%, (6.05% - 1 mo. USD LIBOR), 3/20/49(4)	3,523	525,261
Series 2019-43, Class BS, 5.946%, (6.05% - 1 mo. USD LIBOR), 4/20/49(4)	5,051	761,662
Series 2020-32, Class KI, 3.50%, 3/20/50	4,732	749,376
Series 2020-65, Class MI, 2.50%, 12/20/49	3,518	355,643
Series 2020-97, Class MI, 2.50%, 3/20/50	2,442	251,238
Series 2020-146, Class IQ, 2.00%, 10/20/50	12,528	1,323,277
Series 2020-146, Class QI, 2.00%, 10/20/50	6,707	710,903

Security	Principal Amount (000’s omitted)	Value
Series 2020-165, Class UI, 2.00%, 11/20/50	$9,551	$977,861
Series 2020-167, Class KI, 2.00%, 11/20/50	8,648	893,030
Series 2020-167, Class YI, 2.00%, 11/20/50	6,748	693,880
Series 2020-173, Class DI, 2.00%, 11/20/50	10,257	987,903
Series 2020-181, Class TI, 2.00%, 12/20/50	17,178	1,824,618
Series 2021-56, Class SD, 2.25%, (2.30% - 30-day average SOFR), 9/20/50(4)	5,609	203,278
Series 2021-67, Class SA, 2.25%, (2.30% - 30-day average SOFR), 10/20/50(4)	13,180	573,686
Series 2021-125, Class SA, 3.646%, (3.75% - 1 mo. USD LIBOR), 7/20/51(4)	4,844	404,288
Series 2021-140, Class YS, 1.596%, (1.70% - 1 mo. USD LIBOR), 8/20/51(4)	9,790	175,172
Series 2021-175, Class SA, 1.696%, (1.80% - 1 mo. USD LIBOR), 10/20/51(4)	49,331	961,977
Series 2021-187, Class SB, 1.696%, (1.80% - 1 mo. USD LIBOR), 10/20/51(4)	19,764	375,809
Series 2021-193, Class IU, 3.00%, 11/20/49	19,188	1,797,179
Series 2021-193, Class YS, 2.40%, (2.45% - 30-day average SOFR), 11/20/51(4)	9,907	459,094

		$62,489,972

Total Collateralized Mortgage Obligations (identified cost $177,637,577)		$167,460,551

Government National Mortgage Association Participation Agreements — 6.8%

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association Participation Agreements, 2.007%, (1 mo. USD LIBOR + 1.92%), 11/1/22(1)(8)	$29,973	$29,982,680

Total Government National Mortgage Association Participation Agreements (identified cost $29,972,759)		$29,982,680

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
Interest Only:(6)
FRESB Mortgage Trust, Series 2021-SB91, Class X1, 0.569%, 8/25/41(3)	$4,992	$224,490
Government National Mortgage Association:
Series 2021-101, Class IO, 0.686%, 4/16/63(3)	9,779	691,332

Security	Principal Amount (000’s omitted)		Value
Series 2021-132, Class IO, 0.713%, 4/16/63(3)	$9,372		$659,912
Series 2021-144, Class IO, 0.797%, 4/16/63(3)	9,422		714,543
Series 2021-186, Class IO, 0.77%, 5/16/63(3)	9,946		745,227
Series 2023-3, Class IO, 0.641%, 2/16/61(3)	10,000		661,057

Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $3,809,643)			$3,696,561

U.S. Government Agency Mortgage-Backed Securities — 52.9%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.345%, (1 yr. CMT + 2.24%), with maturity at 2036(9)	$613		$639,737
2.364%, (1 yr. CMT + 2.25%), with maturity at 2038(9)	562		589,501
2.764%, (COF + 1.25%), with maturity at 2035(9)	1,055		1,083,473
2.838%, (COF + 1.25%), with maturity at 2034(9)	285		295,702
3.00%, with maturity at 2050	1,214		1,244,388
3.50%, with maturity at 2050	1,733		1,814,577
4.50%, with maturity at 2035	841		899,591
5.50%, with maturity at 2032	61		65,422
6.00%, with maturity at 2033	38		43,641
6.50%, with various maturities to 2028	291		297,456
6.87%, with maturity at 2024	6		6,021
7.00%, with various maturities to 2025	163		167,135
7.09%, with maturity at 2023	14		14,701
7.31%, with maturity at 2027	4		4,225
7.50%, with various maturities to 2024	33		33,847
8.00%, with various maturities to 2025	16		16,282
8.50%, with various maturities to 2022	3		3,569
9.00%, with various maturities to 2025	4		4,650
9.50%, with various maturities to 2025	0	(5)	410

			$7,224,328

Federal National Mortgage Association:
1.468%, (COF + 1.25%), with maturity at 2025(9)	$115		$115,428
1.473%, (COF + 1.25%), with various maturities to 2044(9)	525		533,986
1.475%, (COF + 1.25%), with various maturities to 2033(9)	448		457,189
2.178%, (1 yr. CMT + 2.11%), with maturity at 2040(9)	281		292,543
2.468%, (COF + 1.25%), with maturity at 2036(9)	237		247,239
2.639%, (COF + 2.39%), with maturity at 2027(9)	167		169,545
2.892%, (COF + 1.25%), with maturity at 2036(9)	161		168,684
3.00%, 30-Year, TBA(10)	48,300		49,358,806
3.286%, (COF + 1.25%), with maturity at 2034(9)	438		460,384
3.31%, (COF + 1.25%), with maturity at 2035(9)	431		444,273
3.50%, with maturity at 2050	652		682,975
3.52%, (COF + 1.80%), with maturity at 2036(9)	3,151		3,337,367
3.603%, (COF + 1.25%), with maturity at 2034(9)	264		270,686
3.693%, (COF + 1.73%), with maturity at 2035(9)	661		702,523
3.94%, (COF + 1.25%), with maturity at 2036(9)	47		49,494
4.168%, (COF + 1.87%), with maturity at 2034(9)	724		752,482

Security	Principal Amount (000’s omitted)	Value
4.50%, with various maturities to 2049	$3,085	$3,292,361
5.00%, with maturity at 2027	35	37,631
5.50%, with maturity at 2030	76	81,359
6.00%, with various maturities to 2032	231	253,155
6.426%, with maturity at 2025(3)	25	26,117
7.00%, with various maturities to 2024	90	92,665
7.50%, with maturity at 2026	11	11,691
8.019%, with maturity at 2030(3)	2	1,663
8.25%, with maturity at 2025	3	3,214
8.50%, with maturity at 2037	114	127,978
9.00%, with various maturities to 2025	18	19,326
9.50%, with various maturities to 2030	7	8,045

		$61,998,809

Government National Mortgage Association:
1.75%, (1 yr. CMT + 1.50%), with maturity at 2027(9)	$57	$58,163
2.00%, (1 yr. CMT + 1.50%), with maturity at 2026(9)	42	42,945
2.50%, with maturity at 2051	14,965	15,081,761
3.00%, with maturity at 2052(11)	4,000	4,106,673
3.00%, 30-Year, TBA(10)	105,643	108,296,098
3.50%, 30-Year, TBA(10)	32,754	33,851,220
4.00%, with various maturities to 2049	1,900	2,001,647
4.50%, with various maturities to 2049	898	970,741
7.50%, with maturity at 2025	31	32,726
9.50%, with maturity at 2025	3	3,268

		$164,445,242

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $234,848,902)		$233,668,379

U.S. Government Guaranteed Small Business Administration Pools & Loans — 0.7%(12)(13)

Security	Principal Amount (000’s omitted)	Value
0.16%, 7/15/37 to 5/15/42	$552	$3,119
0.23%, 4/15/37 to 12/15/37	1,423	10,047
0.41%, 6/15/42 to 7/15/42	219	3,454
0.48%, 3/15/37 to 12/15/37	2,448	36,321
0.66%, 7/15/42	52	1,342
0.73%, 3/15/37 to 10/15/42	1,932	45,918
0.91%, 5/15/42	463	16,352
0.98%, 9/15/37 to 11/15/37	2,362	73,745
1.23%, 8/15/37 to 12/15/37	1,955	76,670
1.86%, 9/15/42 to 1/15/43	9,744	703,529
1.89%, 11/15/42	900	65,950
2.11%, 10/15/42 to 12/15/42	3,739	306,846
2.36%, 9/15/42 to 1/15/43	6,630	611,573

Security	Principal Amount (000’s omitted)	Value
2.86%, 11/15/42 to 2/15/43	$8,412	$948,677
3.11%, 12/15/42	2,829	348,039

Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $5,260,843)		$3,251,582

Short-Term Investments — 19.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(14)	84,322,056	$84,313,624

Total Short-Term Investments (identified cost $84,313,624)		$84,313,624

Total Purchased Swaptions — 0.1% (identified cost $408,124)		$417,895

Total Investments — 126.9% (identified cost $574,365,761)		$560,911,869

Total Written Swaptions — (0.1)% (premiums received $378,739)		$(349,671)

TBA Sale Commitments — (9.0)%

U.S. Government Agency Mortgage-Backed Securities — (9.0)%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 3.50%, 30-Year, TBA(10)	$(22,000)	$(22,936,713)
Government National Mortgage Association, 2.00%, 30-Year, TBA(10)	(17,000)	(16,807,870)

Total U.S. Government Agency Mortgage-Backed Securities (proceeds $40,061,641)		$(39,744,583)

Total TBA Sale Commitments (proceeds $40,061,641)		$(39,744,583)

Other Assets, Less Liabilities — (17.8)%		$(78,856,196)

Net Assets — 100.0%		$441,961,419

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $35,655,408 or 8.1% of the Fund’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2022.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2022.

(5)	Principal amount is less than $500.

(6)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(8)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.

(9)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2022.

(10)

TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(11)	When-issued security.

(12)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(13)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro rata basis with all securities in the trust.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Purchased Interest Rate Swaptions — 0.1%

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 4/21/52 to pay 1.94% and receive SOFR	Bank of America, N.A.	USD	10,000,000	4/19/22	$129,404
Option to enter into interest rate swap expiring 4/8/52 to pay 1.92% and receive SOFR	Goldman Sachs International	USD	25,000,000	4/6/22	288,491

Total					$417,895

Written Interest Rate Swaptions — (0.1)%

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 4/21/52 to pay 1.44% and receive SOFR	Bank of America, N.A.	USD	10,000,000	4/19/22	$(121,826)
Option to enter into interest rate swap expiring 4/8/52 to pay 1.42% and receive SOFR	Goldman Sachs International	USD	25,000,000	4/6/22	(227,845)

Total					$(349,671)

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	(5)	Short	3/22/22	$(639,844)	$4,533
U.S. Long Treasury Bond	(96)	Short	3/22/22	(14,940,000)	176,873

					$181,406

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

SOFR	-	Secured Overnight Financing Rate

TBA	-	To Be Announced

Currency Abbreviations:

USD	-	United States Dollar

At January 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts, options on futures contracts and swaptions to enhance total return, to change the overall duration of the Fund and to hedge against fluctuations in securities prices due to changes in interest rates.

At January 31, 2022, the value of the Fund’s investment in affiliated funds was $84,313,624 which represents 19.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$66,939,014	$133,149,050	$(115,770,538)	$(3,902)	$—	$84,313,624	$16,079	84,322,056

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$38,120,597	$—	$38,120,597
Collateralized Mortgage Obligations	—	167,460,551	—	167,460,551
Government National Mortgage Association Participation Agreements	—	29,982,680	—	29,982,680
U.S. Government Agency Commercial Mortgage-Backed Securities	—	3,696,561	—	3,696,561
U.S. Government Agency Mortgage-Backed Securities	—	233,668,379	—	233,668,379
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	3,251,582	—	3,251,582
Short-Term Investments	—	84,313,624	—	84,313,624
Purchased Interest Rate Swaptions	—	417,895	—	417,895
Total Investments	$—	$560,911,869	$—	$560,911,869
Futures Contracts	$181,406	$—	$—	$181,406
Total	$181,406	$560,911,869	$—	$561,093,275

Liability Description
TBA Sale Commitments	$—	$(39,744,583)	$—	$(39,744,583)
Written Interest Rate Swaptions	—	(349,671)	—	(349,671)
Total	$—	$(40,094,254)	$—	$(40,094,254)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.